Derivative Liability (Details)					12 Months Ended
	Mar. 07, 2024 USD ($) $ / shares shares	Oct. 09, 2023 USD ($) $ / shares shares	Jul. 06, 2023 USD ($) $ / shares shares	May 23, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Nov. 18, 2024 shares	Jun. 05, 2024 USD ($) $ / shares shares
Derivative Liability [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares	$ 30	$ 27
Purchase of warrants (in Shares)		2,917		9,000
Fair value of warrant (in Dollars) | $					$ (374,365)	$ (188,374)
Warrants of cashless exercised (in Shares)							3,500
Derivative liability (in Dollars) | $					127,545	$ 24,796
June 2024 Convertible Note [Member]
Derivative Liability [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares								$ 7.5
Purchase of warrants (in Shares)								146,667
Warrant [Member]
Derivative Liability [Line Items]
Fair value warrants (in Shares)						9,000
Warrants exercise price (in Dollars per share) | $ / shares		$ 37.5	$ 67.5
Purchase of warrants (in Shares)		12,834	222
Fair value of warrant (in Dollars) | $	$ 9,450	$ 7,560	$ 3,000	$ 9,000	$ 2,880	$ 14,805
Fair value warrant amount (in Shares)					4,060
Warrant [Member] | June 2024 Convertible Note [Member]
Derivative Liability [Line Items]
Fair value warrants (in Shares)					5,333			80,000
Warrants exercise price (in Dollars per share) | $ / shares								$ 9.75
Purchase of warrants (in Shares)								72,000
Measurement Input, Share Price [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input						7.24
Measurement Input, Share Price [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input						7.24
Measurement Input, Share Price [Member] | June 5, 2024 - five-year anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					3.26
Measurement Input, Share Price [Member] | July 6, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					3.26
Measurement Input, Share Price [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					3.26
Measurement Input, Share Price [Member] | June 2024 Convertible Note [Member]
Derivative Liability [Line Items]
Warrant measurement input								10.39
Measurement Input, Price Volatility [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input						83.96
Measurement Input, Price Volatility [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input						86.33
Measurement Input, Price Volatility [Member] | June 5, 2024 - five-year anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					88.64	83.66
Measurement Input, Price Volatility [Member] | July 6, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					95.85
Measurement Input, Price Volatility [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					90.43
Measurement Input, Price Volatility [Member] | June 2024 Convertible Note [Member]
Derivative Liability [Line Items]
Warrant measurement input								85.72
Measurement Input, Risk Free Interest Rate [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input						3.84
Measurement Input, Risk Free Interest Rate [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input						3.84
Measurement Input, Risk Free Interest Rate [Member] | June 5, 2024 - five-year anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					4.38	3.84
Measurement Input, Risk Free Interest Rate [Member] | July 6, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					4.27
Measurement Input, Risk Free Interest Rate [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					4.38
Measurement Input, Risk Free Interest Rate [Member] | June 2024 Convertible Note [Member]
Derivative Liability [Line Items]
Warrant measurement input								4.31
Measurement Input, Expected Dividend Rate [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input						0
Measurement Input, Expected Dividend Rate [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input						0
Measurement Input, Expected Dividend Rate [Member] | June 5, 2024 - five-year anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					0	0
Measurement Input, Expected Dividend Rate [Member] | July 6, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					0
Measurement Input, Expected Dividend Rate [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					0
Measurement Input, Expected Term [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input						4.4
Measurement Input, Expected Term [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input						4.8
Measurement Input, Expected Term [Member] | June 5, 2024 - five-year anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					4.4	4.5
Measurement Input, Expected Term [Member] | July 6, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					3.5
Measurement Input, Expected Term [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					4.2
Measurement Input, Expected Term [Member] | June 2024 Convertible Note [Member]
Derivative Liability [Line Items]
Warrant measurement input								5
FirstFire [Member]
Derivative Liability [Line Items]
Fair value warrants (in Shares)			3,000
FirstFire [Member] | Warrant [Member]
Derivative Liability [Line Items]
Fair value warrants (in Shares)					222
Fair value of warrant (in Dollars) | $					$ 94
Warrants of cashless exercised (in Shares)							2,778
Mast Hill and Firstfire [Member]
Derivative Liability [Line Items]
Fair value warrants (in Shares)		7,560
Mast Hill and Firstfire [Member] | Measurement Input, Share Price [Member]
Derivative Liability [Line Items]
Warrant measurement input					3.26
Mast Hill and Firstfire [Member] | Measurement Input, Price Volatility [Member]
Derivative Liability [Line Items]
Warrant measurement input					93.9
Mast Hill and Firstfire [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability [Line Items]
Warrant measurement input					4.27
Mast Hill and Firstfire [Member] | Measurement Input, Expected Dividend Rate [Member]
Derivative Liability [Line Items]
Warrant measurement input					0
Mast Hill and Firstfire [Member] | Measurement Input, Expected Term [Member]
Derivative Liability [Line Items]
Warrant measurement input					3.8
Mast Hill Third Party [Member]
Derivative Liability [Line Items]
Fair value warrants (in Shares)	9,450
Mast Hill [Member] | Warrant [Member]
Derivative Liability [Line Items]
Fair value warrants (in Shares)								152,000
May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares					$ 9.75			$ 9.75
Purchase of warrants (in Shares)						9,000		72,000
Fair value warrant amount (in Shares)						3,714
Derivative liability (in Dollars) | $								$ 112,666
July 6, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Purchase of warrants (in Shares)			3,000			3,000
Fair value warrant amount (in Shares)						5,098
October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Purchase of warrants (in Shares)		7,560				7,560
Fair value warrant amount (in Shares)						20,920
March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Purchase of warrants (in Shares)	9,450				9,450
Fair value warrant amount (in Shares)					8,191
June 5, 2024 - five-year anniversary [Member]
Derivative Liability [Line Items]
Purchase of warrants (in Shares)					72,000
Mast Hill [Member]
Derivative Liability [Line Items]
Fair value warrants (in Shares)				9,000
Mast Hill [Member] | Warrant [Member]
Derivative Liability [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares				$ 67.5
Mast Hill [Member] | Warrant [Member] | June 2024 Convertible Note [Member]
Derivative Liability [Line Items]
Purchase of warrants (in Shares)								80,000
Mast Hill [Member] | Measurement Input, Share Price [Member]
Derivative Liability [Line Items]
Warrant measurement input						3.26
Mast Hill [Member] | Measurement Input, Price Volatility [Member]
Derivative Liability [Line Items]
Warrant measurement input						97
Mast Hill [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability [Line Items]
Warrant measurement input						4.27
Mast Hill [Member] | Measurement Input, Expected Dividend Rate [Member]
Derivative Liability [Line Items]
Warrant measurement input						0
Mast Hill [Member] | Measurement Input, Expected Term [Member]
Derivative Liability [Line Items]
Warrant measurement input						3.4